Fair Value Measurements - Schedule of assets held in the Trust Account (Detail) - Fair Value, Inputs, Level 1 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Held-To-Maturity	Jan. 20, 2026	Feb. 06, 2025
Money Market Investment [Member]
Schedule of Investments [Line Items]
Amortized Cost	$ 235	$ 2,216
Unrealized Gain (Loss)	0	0
Fair Value	235	2,216
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	307,617,164	296,120,431
Unrealized Gain (Loss)	43,413	13,050
Fair Value	$ 307,660,577	$ 296,133,481